INTANGIBLE ASSETS - Movement in goodwill per cash-generating unit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	$ 3,816	$ 4,618
Impairment	(54)	(224)
Currency translation	197	(578)
Goodwill at end of period	3,959	3,816
Russia
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	2,018	2,434
Impairment	0	0
Currency translation	247	(416)
Goodwill at end of period	2,265	2,018
Algeria
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	1,176	1,340
Impairment	0	(125)
Currency translation	(9)	(39)
Goodwill at end of period	1,167	1,176
Pakistan
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	371	468
Impairment	0	0
Currency translation	(36)	(97)
Goodwill at end of period	335	371
Kazakhstan
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	153	177
Impairment	0	0
Currency translation	1	(24)
Goodwill at end of period	154	153
Kyrgyzstan
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	54	128
Impairment	(54)	(74)
Currency translation	0	0
Goodwill at end of period	0	54
Uzbekistan
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	44	46
Impairment	0	0
Currency translation	(6)	(2)
Goodwill at end of period	38	44
Armenia
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	$ 0	25
Impairment		(25)
Currency translation		0
Goodwill at end of period		$ 0